UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number

                                   811-07168

                               The Henlopen Fund
                               -----------------

               (Exact name of registrant as specified in charter)

                        Longwood Corporate Center South
                                   Suite 213
                               415 McFarlan Road
                            Kennett Square, PA 19348

              (Address of principal executive offices) (Zip code)

                               Michael L. Hershey
                             Landis Associates LLC
                        Longwood Corporate Center South
                                   Suite 213
                               415 McFarlan Road
                            Kennett Square, PA 19348
                            ------------------------

                   (Name and address of agent for service)

                                 (610) 925-0400
                                 --------------

              Registrant's telephone number, including area code:

Date of fiscal year end:  June 30

Date of reporting period: 12/31/2004


ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

                               THE HENLOPEN FUND

                               SEMIANNUAL REPORT
                               DECEMBER 31, 2004

To My Fellow Shareholders:

For the quarter ended December 31, 2004, The Henlopen Fund increased 12.39%. Annualized returns for the Fund for 1, 5 and 10 years are 16.78%, 4.58%, and 17.14%, respectively. Since our inception on December 2, 1992, the Fund has an annualized return of 16.23%.

The December quarter saw a broad-based rally that lifted the major indices into positive territory for the year. Whether it was relief over a clean conclusion to a divisive presidential election or normal seasonal bias, investor sentiment turned decidedly positive during the quarter. The breadth of the rally was evidenced throughout The Henlopen Fund portfolio with especially strong gains found among the Fund's holdings in the gaming, tanker, homebuilding and financial sectors. The Fund continues to be positioned to benefit from our belief that energy prices are in the midst of a secular upturn but that the economy, being less impacted by higher energy costs than in past decades, will show continued growth.

A rise in speculative behavior in the quarter and a disturbingly weak "Santa Claus rally" at year-end raises a near-term caution flag, as does the knowledge that both the bull market and the economic recovery are both one year older. However, the bigger picture is that we exit the year with much the same backdrop as we entered it: Interest rates are low and expected to rise at a "measured" pace; inflation is occasionally spoken about but rarely seen; and the economy continues to grow at a respectable and non-threatening rate. This environment has proven favorable for our stock-picking style in the past, and we will continue to work hard to benefit our current shareholders.

On December 29, 2004, our Board of Trustees declared an income dividend of $0.01002 per share, payable December 30, 2004, to shareholders of record on December 28, 2004.

Sincerely yours,

/s/Michael L. Hershey                           /s/Bruce V. Vogenitz
Michael L. Hershey                              Bruce V. Vogenitz
President                                       Vice President


                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

                                                                Lipper Growth
                                               S&P 500               Fund
                      The Henlopen Fund      Index***<F3>       Index****<F4>
        12/2/92             $10,000             $10,000             $10,000
       12/31/92             $10,010             $10,162             $10,204
       12/31/93             $12,999             $11,179             $11,426
       12/31/94             $12,644             $11,330             $11,246
       12/31/95             $17,453             $15,574             $14,918
       12/31/96             $21,182             $19,141             $17,527
       12/31/97             $25,971             $25,524             $22,450
       12/31/98             $30,323             $32,818             $28,216
       12/31/99             $49,163             $39,820             $36,100
       12/31/00             $40,043             $36,192             $32,170
       12/31/01             $40,342             $31,906             $26,389
       12/31/02             $31,926             $24,853             $20,004
       12/31/03             $52,672             $31,987             $25,652
       12/31/04**<F2>       $61,511             $35,464             $28,024



Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.henlopenfund.com. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     *<F1> Assumes equal $10,000 investments made on inception date of December 2, 1992.

    **<F2> Ending values represent compounded annualized returns of 16.23%, 11.05%, and 8.91% for The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index, respectively.

   ***<F3> The S&P 500(R) is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

  ****<F4> The Lipper Growth Fund Index is an index of mutual funds having an investment objective similar to the Fund's investment objective.

                                COST DISCUSSION

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Henlopen Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 30, 2004 through December 31, 2004.

                    INDUSTRY SECTORS AS OF DECEMBER 31, 2004


Energy Related                                  23.7%
Technology                                      11.9%
Financial                                       10.8%
Raw/Intermediate Materials                       8.6%
Miscellaneous Manufacturing                      7.4%
Construction Services                            6.6%
Leisure/Entertainment                            5.5%
Healthcare                                       5.6%
Business Services                                4.4%
REITS                                            3.5%
Cash                                            -0.5%
Other                                           12.5%


ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you've incurred during the period to the costs provided in the example at the end of this article.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                       Beginning                    Ending                  Expenses Paid
                                                        Account                     Account               During Period*<F5>
                                                     Value 6/30/04              Value 12/31/04             6/30/04-12/31/04
                                                     -------------              --------------             ----------------
The Henlopen Fund Actual $1,000                        $1,000.00                   $1,100.80                    $6.72
Hypothetical (5% return before expenses)               $1,000.00                   $1,025.00                    $6.48


*<F5> Expenses are equal to the Fund's annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period between June 30, 2004 and December 31, 2004).


                            STATEMENT OF NET ASSETS
                         December 31, 2004 (Unaudited)

             SHARES                                                                 COST                       VALUE
             ------                                                                 ----                       -----
LONG-TERM INVESTMENTS -- 100.5% (A)<F7>
COMMON STOCKS -- 97.0% (A)<F7>

                         AEROSPACE & DEFENSE -- 0.5%
              50,000     ARGON ST, Inc.*<F6>                                    $  1,812,995                $  1,772,500

                         AIRLINES & RELATED -- 0.4%
             200,000     World Airways, Inc.*<F6>                                  1,455,280                   1,270,000

                         AUTO & TRUCK RELATED -- 1.5%
             400,000     Amerigon Inc.*<F6>                                        2,151,000                   1,495,200
             150,000     Coast Distribution System, Inc.                             958,493                   1,102,500
             150,000     Rush Enterprises, Inc.*<F6>                               2,395,680                   2,434,500
                                                                                ------------                ------------
                                                                                   5,505,173                   5,032,200

                         BASIC MATERIALS -- 2.5%
             100,000     Cemex S.A. de C.V. SP-ADR                                 3,146,250                   3,642,000
             150,000     Oregon Steel Mills, Inc.*<F6>                             3,001,755                   3,043,500
             100,000     Universal Stainless & Alloy Products, Inc.*<F6>           1,363,100                   1,485,200
                                                                                ------------                ------------
                                                                                   7,511,105                   8,170,700
                         BIOTECHNOLOGY -- 1.4%
             400,000     Axonyx Inc.*<F6>                                          2,398,580                   2,480,000
             170,700     OrthoLogic Corp.*<F6>                                     1,187,349                   1,066,875
             200,000     OXiGENE, Inc.*<F6>                                        1,821,327                   1,100,000
                                                                                ------------                ------------
                                                                                   5,407,256                   4,646,875
                         BUSINESS SERVICES -- 4.4%
             200,000     Gevity HR, Inc.                                           2,577,387                   4,112,000
             175,000     Infocrossing, Inc.*<F6>                                   3,032,067                   2,962,750
             250,000     Marchex, Inc. Cl B*<F6>                                   2,636,126                   5,250,000
              65,000     ProQuest Co.*<F6>                                         2,042,638                   1,930,500
                                                                                ------------                ------------
                                                                                  10,288,218                  14,255,250
                         COAL -- 2.3%
             100,000     CONSOL Energy Inc.                                        3,432,910                   4,105,000
             100,000     Massey Energy Co.                                         3,450,130                   3,495,000
                                                                                ------------                ------------
                                                                                   6,883,040                   7,600,000
                         COMMUNICATIONS -- 2.1%
             350,000     Optical Communication Products, Inc.*<F6>                 1,373,520                     875,000
             250,000     Packeteer, Inc.*<F6>                                      3,518,665                   3,612,500
             300,000     Radyne ComStream Inc.*<F6>                                2,396,676                   2,241,000
                                                                                ------------                ------------
                                                                                   7,288,861                   6,728,500
                         COMMUNICATIONS SERVICES -- 1.4%
              85,000     America Movil S.A. de C.V. ADR Series L                   2,367,050                   4,449,750

                         COMPUTER SYSTEMS -- 1.0%
              75,000     Dell Inc.*<F6>                                            3,012,600                   3,160,500

                         CONSTRUCTION SERVICES -- 6.6%
             100,000     Chicago Bridge & Iron Co. N.V. - NYS                      3,699,840                   4,000,000
             125,000     Comstock Homebuilding Companies, Inc.*<F6>                2,393,944                   2,721,250
              25,000     KB Home, Inc.                                             2,370,565                   2,610,000
              50,000     Lennar Corp.                                              2,483,865                   2,834,000
             100,000     Masco Corp.                                               2,751,682                   3,653,000
              35,000     Pulte Homes, Inc.                                         1,992,953                   2,233,000
             100,000     Walter Industries, Inc.                                   3,325,180                   3,373,000
                                                                                ------------                ------------
                                                                                  19,018,029                  21,424,250
                         ENERGY/SERVICES -- 6.6%
              60,000     Ashland Inc.                                              3,537,702                   3,502,800
              40,000     Cheniere Energy, Inc.*<F6>                                2,050,528                   2,548,000
             200,000     Energy Conversion Devices, Inc.*<F6>                      3,445,412                   3,864,000
             100,000     Giant Industries, Inc.*<F6>                               2,427,560                   2,651,000
             125,000     InterOil Corp.*<F6>                                       3,164,957                   4,730,000
              80,000     Questar Corp.                                             3,029,030                   4,076,800
                                                                                ------------                ------------
                                                                                  17,655,189                  21,372,600
                         FINANCIAL SERVICES -- 10.2%
             175,000     ASTA Funding, Inc.                                        3,350,015                   4,697,000
             100,000     Franklin Bank Corp.*<F6>                                  1,842,311                   1,825,000
              90,000     Main Street Banks, Inc.                                   2,845,960                   3,143,700
              75,000     North Fork Bancorporation, Inc.                           2,191,090                   2,163,750
             185,000     Pacific Premier Bancorp, Inc.*<F6>                        2,420,688                   2,453,100
             250,000     Sanders Morris Harris Group Inc.                          3,219,021                   4,452,500
              47,500     Shore Bancshares, Inc.                                    1,596,065                   1,723,775
             100,000     Texas Capital Bancshares, Inc.*<F6>                       1,739,427                   2,162,000
             125,000     Texas United Bancshares, Inc.                             2,148,412                   2,468,750
             175,000     Tradestation Group Inc.*<F6>                              1,543,133                   1,228,500
              60,000     Wachovia Corp.                                            3,082,698                   3,156,000
              60,000     WSFS Financial Corp.                                      3,398,755                   3,619,200
                                                                                ------------                ------------
                                                                                  29,377,575                  33,093,275
                         FURNITURE -- 0.8%
              60,000     Stanley Furniture Company, Inc.                           2,652,480                   2,697,000

                         HEALTHCARE PRODUCTS -- 4.2%
             250,000     Access Pharmaceuticals, Inc.*<F6>                         1,513,841                     885,000
             310,000     Bioveris Corp.*<F6>                                       5,285,500                   2,266,100
             100,000     Cantel Medical Corp.*<F6>                                 3,383,565                   3,742,000
             300,000     Neurometrix Inc.*<F6>                                     2,400,000                   3,525,000
              65,000     Smith & Nephew PLC - SP-ADR                               3,525,342                   3,364,400
                                                                                ------------                ------------
                                                                                  16,108,248                  13,782,500
                         INSURANCE -- 0.6%
             130,000     American Safety Insurance Holdings, Ltd.*<F6>             1,843,465                   2,124,200

                         INTERNET/SOFTWARE/SERVICES -- 1.4%
              30,000     Overstock.com, Inc.*<F6>                                  2,265,138                   2,070,000
             150,000     Rediff.com India LTD. ADR*<F6>                            2,020,977                   1,273,500
             450,000     VA Software Corp.*<F6>                                    1,255,718                   1,125,000
                                                                                ------------                ------------
                                                                                   5,541,833                   4,468,500
                         LEISURE/ENTERTAINMENT -- 5.5%
             175,000     Aztar Corp.*<F6>                                          4,498,403                   6,111,000
              90,000     Gaylord Entertainment Co.*<F6>                            3,392,226                   3,737,700
             125,000     Isle of Capri Casinos, Inc.*<F6>                          3,113,775                   3,206,250
              50,000     Penn National Gaming, Inc.*<F6>                           2,631,090                   3,027,500
             300,300     WestCoast Hospitality Corp.*<F6>                          2,002,776                   1,831,830
                                                                                ------------                ------------
                                                                                  15,638,270                  17,914,280
                         METALS -- 3.8%
              45,000     Cameco Corp.*<F6>                                         2,501,443                   4,718,700
             150,000     Metal Management, Inc.                                    3,516,645                   4,030,500
             738,000     Southern Cross Resources Inc.*<F6>                        1,040,988                     374,609
             350,000     Western Silver Corp.*<F6>                                 1,173,129                   3,164,000
                                                                                ------------                ------------
                                                                                   8,232,205                  12,287,809
                         MISCELLANEOUS MANUFACTURING -- 7.4%
             225,000     American Technology Corp.*<F6>                            2,225,913                   2,486,250
              50,000     Ampex Corp.*<F6>                                          2,113,738                   1,950,000
             225,000     Axsys Technologies, Inc.*<F6>                             4,046,085                   3,955,500
             186,600     I.D. Systems, Inc.*<F6>                                   1,638,008                   3,481,956
              80,000     Manitowoc Company, Inc.                                   2,983,475                   3,012,000
             100,000     Paxar Corp.*<F6>                                          2,252,941                   2,217,000
             100,000     Taser International, Inc.*<F6>                            3,044,950                   3,159,000
             150,000     Tempur-Pedic International Inc.*<F6>                      2,335,669                   3,180,000
              33,334     TurboChef Technologies, Inc.*<F6>                           902,940                     762,682
                                                                                ------------                ------------
                                                                                  21,543,719                  24,204,388
                         OIL & GAS EXPLORATION/PRODUCTION -- 14.6%
             150,000     ATP Oil & Gas Corp.*<F6>                                  2,395,400                   2,787,000
              90,000     Burlington Resources Inc.                                 2,878,354                   3,915,000
              75,000     Comstock Resources, Inc.*<F6>                             1,696,882                   1,653,750
             100,000     Contango Oil & Gas Co.*<F6>                                 750,762                     724,000
             100,000     Edge Petroleum Corp.*<F6>                                 1,075,088                   1,458,000
              50,000     EOG Resources, Inc.                                       2,713,825                   3,568,000
             175,000     KCS Energy, Inc.*<F6>                                     1,483,006                   2,586,500
             100,000     McMoRan Exploration Co.*<F6>                              1,492,010                   1,870,000
              75,000     Niko Resources Ltd.                                       2,096,668                   3,150,075
              50,000     Noble Energy, Inc.                                        2,702,440                   3,083,000
              75,000     Plains Exploration & Production Co.*<F6>                  1,711,560                   1,950,000
             100,000     Quicksilver Resources Inc.*<F6>                           3,128,612                   3,678,000
             200,000     Range Resources Corp.                                     2,557,700                   4,092,000
              80,000     Southwestern Energy Co.*<F6>                              1,934,185                   4,055,200
              90,000     Suncor Energy, Inc.                                       2,837,790                   3,186,000
              75,000     Ultra Petroleum Corp.*<F6>                                2,040,731                   3,609,750
              60,000     XTO Energy, Inc.                                          1,976,190                   2,122,800
                                                                                ------------                ------------
                                                                                  35,471,203                  47,489,075
                         OILFIELD PRODUCTS/SERVICES -- 2.5%
             600,000     Grey Wolf, Inc.*<F6>                                      3,887,199                   3,162,000
             100,000     Patterson-UTI Energy, Inc.                                2,013,748                   1,945,000
             300,000     Pioneer Drilling Co.*<F6>                                 2,094,327                   3,027,000
                                                                                ------------                ------------
                                                                                   7,995,274                   8,134,000
                         PAPER PRODUCTS -- 0.9%
              75,000     Georgia-Pacific Corp.                                     2,851,883                   2,811,000

                         RESTAURANTS -- 0.9%
             250,000     Rubio's Restaurants, Inc.*<F6>                            2,147,740                   3,032,500

                         RETAILING -- 2.7%
              60,000     Home Depot, Inc.                                          2,541,850                   2,564,400
             100,000     Krispy Kreme Doughnuts, Inc.*<F6>                         1,522,310                   1,260,000
             100,000     MarineMax, Inc.*<F6>                                      2,619,785                   2,976,000
              50,000     Tractor Supply Co.*<F6>                                   1,802,806                   1,860,500
                                                                                ------------                ------------
                                                                                   8,486,751                   8,660,900
                         SEMICONDUCTORS/RELATED -- 3.1%
             100,000     Advanced Micro Devices, Inc.*<F6>                         2,100,550                   2,202,000
             175,000     ChipMOS TECHNOLOGIES LTD.*<F6>                            1,300,206                   1,114,750
             400,000     Microtune, Inc.*<F6>                                      2,499,720                   2,444,000
              70,000     Rambus Inc.*<F6>                                          2,399,253                   1,610,000
             175,000     Semitool, Inc.*<F6>                                       2,247,925                   1,624,000
             302,500     Siliconware Precision Industries Co. - ADR                1,643,098                   1,240,250
                                                                                ------------                ------------
                                                                                  12,190,752                  10,235,000
                         SOFTWARE & RELATED SERVICES -- 4.3%
             500,000     BindView Development Corp.*<F6>                           2,092,802                   2,175,000
             150,000     Carreker Corp.*<F6>                                       1,692,345                   1,290,000
              85,000     CheckFree Corp.*<F6>                                      3,150,264                   3,236,800
             125,000     Click Commerce, Inc.*<F6>                                 1,710,058                   2,008,750
             500,000     Novell, Inc.*<F6>                                         2,454,555                   3,375,000
             250,000     Phase Forward Inc.*<F6>                                   1,984,043                   2,042,500
                                                                                ------------                ------------
                                                                                  13,084,067                  14,128,050
                         SPECIALTY CHEMICALS -- 1.1%
              60,000     Air Products and Chemicals, Inc.                          3,326,465                   3,478,200

                         TOBACCO -- 0.9%
              50,000     Altria Group, Inc.                                        2,977,500                   3,055,000

                         TRANSPORTATION -- 1.4%
             125,000     Celadon Group, Inc.*<F6>                                  2,192,833                   2,781,250
             125,000     Golar LNG Ltd.*<F6>                                       2,093,342                   1,861,250
                                                                                ------------                ------------
                                                                                   4,286,175                   4,642,500
                                                                                ------------                ------------
                           Total common stocks                                   281,960,401                 316,121,302

REITS -- 3.5% (A)<F7>
             150,000     Friedman, Billings, Ramsey Group, Inc.                    3,025,155                   2,908,500
              70,000     New Century Financial Corp.                               4,158,297                   4,473,700
             350,000     New York Mortgage Trust, Inc.                             3,150,000                   3,920,000
                                                                                ------------                ------------
                           Total REITS                                            10,333,452                  11,302,200
                                                                                ------------                ------------
                           Total long-term investments                           292,293,853                 327,423,502

SHORT-TERM INVESTMENTS -- 1.4% (A)<F7>
                         VARIABLE RATE DEMAND NOTE -- 1.4%
          $4,762,370     U.S. Bank, N.A., 2.17%                                    4,762,370                   4,762,370
                                                                                ------------                ------------
                           Total short-term investments                            4,762,370                   4,762,370
                                                                                ------------                ------------
                           Total investments                                    $297,056,223                 332,185,872
                                                                                ------------
                                                                                ------------

                         Liabilities, less cash and receivables --
                           (1.9%) (A)<F7>                                                                     (6,307,214)
                                                                                                            ------------
                             NET ASSETS                                                                     $325,878,658
                                                                                                            ------------
                                                                                                            ------------
                             Net Asset Value Per Share (No par value, unlimited
                             shares authorized), offering and redemption price
                             ($325,878,658 / 10,693,802 shares outstanding)                                 $      30.47
                                                                                                            ------------
                                                                                                            ------------


     *<F6>     Non-income producing security.
   (a)<F7> Percentages for the various classifications relate to net assets. ADR - American Depository Receipts
N.V. - Netherlands Antilles Limited Liability Corp.
NYS - New York Registered Shares

The accompanying notes to financial statements are an integral part of this statement.

                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 2004 (Unaudited)
INCOME:
     Dividends                                                  $   904,306
     Interest                                                        47,088
                                                                -----------
       Total income                                                 951,394
                                                                -----------
EXPENSES:
     Investment management fees                                   1,580,527
     Transfer agent fees                                            165,630
     Administrative services                                        112,776
     Printing and postage expense                                    49,600
     Custodian fees                                                  27,803
     Professional fees                                               20,306
     Insurance expense                                               18,675
     Registration fees                                               15,367
     Board of Trustees fees                                          13,500
     Other expenses                                                   4,115
                                                                -----------
       Total expenses                                             2,008,299
                                                                -----------
NET INVESTMENT LOSS                                              (1,056,905)
                                                                -----------
NET REALIZED GAIN ON INVESTMENTS                                  1,621,923
  CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS               25,889,813
                                                                -----------
NET GAIN ON INVESTMENTS                                          27,511,736
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $26,454,831
                                                                -----------
                                                                -----------

The accompanying notes to financial statements are an integral part of this statement.

                      STATEMENTS OF CHANGES IN NET ASSETS
   For the Period Ending December 31, 2004 (Unaudited) and For the Year Ended
                                 June 30, 2004

                                                                                         DECEMBER 31, 2004      JUNE 30, 2004
                                                                                         -----------------      -------------
OPERATIONS:
     Net investment loss                                                                   $ (1,056,905)         $ (1,709,190)
     Net realized gain on investments                                                         1,621,923            26,606,550
     Change in unrealized appreciation on investments                                        25,889,813            23,126,655
                                                                                           ------------          ------------
       Net increase in net assets resulting from operations                                  26,454,831            48,024,015
                                                                                           ------------          ------------
DISTRIBUTION TO SHAREHOLDERS:
     Dividend from net investment income ($0.01002 per share)                                  (108,497)*<F8>              --
                                                                                           ------------          ------------
FUND SHARE ACTIVITIES:
     Proceeds from shares issued (2,382,968 and 10,464,939 shares, respectively)             64,448,168           278,958,856
     Net asset value of shares issued in distribution reinvested (3,532 shares)                 107,362                    --
     Cost of shares redeemed (4,254,687 and 2,202,536 shares, respectively)                (112,860,148)          (57,182,968)
     Redemption fees                                                                             13,057                66,882
                                                                                           ------------          ------------
       Net (decrease) increase in net assets derived from Fund share activities             (48,291,561)          221,842,770
                                                                                           ------------          ------------
       TOTAL (DECREASE) INCREASE                                                            (21,945,227)          269,866,785
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                   347,823,885            77,957,100
                                                                                           ------------          ------------
NET ASSETS AT THE END OF THE PERIOD                                                        $325,878,658          $347,823,885
                                                                                           ------------          ------------
                                                                                           ------------          ------------


*<F8>     See Note 7.


                              FINANCIAL HIGHLIGHTS
 (Selected data for each share of the Fund outstanding throughout each period)

                                               (UNAUDITED)
                                                 FOR THE                                FOR THE YEARS ENDED JUNE 30,
                                              PERIOD ENDING                             ----------------------------
                                            DECEMBER 31, 2004   2004           2003          2002          2001          2000
                                            -----------------   ----           ----          ----          ----          ----
PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period       $ 27.69        $ 18.13       $ 16.79       $ 19.15       $ 28.39       $ 19.84
     Income from investment operations:
       Net investment loss (a)<F9>                (0.09)         (0.23)        (0.16)        (0.18)        (0.16)        (0.25)
       Net realized and unrealized gains
         (losses) on investments                   2.88           9.79          1.50         (2.14)        (7.85)         10.18
                                                -------        -------       -------       -------       -------       -------
     Total from investment operations              2.79           9.56          1.34         (2.32)        (8.01)          9.93
     Less distributions:
       Dividend from net investment income        (0.01)            --            --            --            --            --
       Distributions from net realized gains         --             --            --         (0.04)        (1.23)        (1.38)
                                                -------        -------       -------       -------       -------       -------
     Total from distributions                     (0.01)            --            --         (0.04)        (1.23)        (1.38)
                                                -------        -------       -------       -------       -------       -------
     Net asset value, end of period             $ 30.47        $ 27.69       $ 18.13       $ 16.79       $ 19.15       $ 28.39
                                                -------        -------       -------       -------       -------       -------
                                                -------        -------       -------       -------       -------       -------
TOTAL RETURN                               10.08%*<F10>         52.73%         7.98%      (12.11)%      (27.96)%        53.71%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
       (in 000's $)                             325,879        347,824        77,957        95,317       150,872       240,106
     Ratio of expenses to average
       net assets                          1.27%**<F11>          1.38%         1.58%         1.39%         1.28%         1.37%
     Ratio of net investment loss to
       average net assets                (0.67)%**<F11>        (0.90)%       (1.04)%       (0.98)%       (0.74)%       (0.97)%
     Portfolio turnover rate                    100.61%        113.27%        90.06%       132.21%       287.66%       156.85%


   (a)<F9>     Net investment loss per share is calculated using average shares outstanding.
    *<F10>     Not annualized.
   **<F11>     Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 2004 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of The Henlopen Fund (the "Fund"), which is organized as a Delaware Business Trust and is registered as a diversified open-end management company under the Investment Company Act of 1940, as amended. The Fund commenced operations on December 2, 1992. The investment objective of the Fund is long-term capital appreciation.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Office Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates market value. For financial reporting purposes, investment transactions are recorded on trade date.

     (b) Net realized gains and losses on sales of securities are computed on the identified cost basis.

     (c) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (d) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (e) Accounting principles generally accepted in the United States of America ("GAAP") require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (g) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

     (h) The Fund imposes a 1.0% redemption fee on the value of shares redeemed less than 30 days after purchase. The redemption fee will not apply to shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans or through the systematic withdrawal plan. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to paid in capital.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Fund has a management agreement with Landis Associates LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1% on the daily net assets of the Fund.

     The Fund has an administrative agreement with Fiduciary Management, Inc. ("FMI"), with whom an officer of the Fund is affiliated, to supervise all aspects of the Fund's operations except those performed by the Adviser. Under the terms of the agreement, the Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% on the first $30,000,000 of the daily net assets of the Fund, 0.1% on the daily net assets of the Fund on the next $30,000,000 and 0.05% on the daily net assets of the Fund over $60,000,000.

     In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(3)  DISTRIBUTIONS TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders at least annually. On December 29, 2004, the Fund distributed $108,497 from net investment income ($0.01002 per share). The distribution was paid on December 30, 2004, to shareholders of record on December 28, 2004.

(4)  INVESTMENT TRANSACTIONS --

     For the period ending December 31, 2004, purchases and proceeds of sales of investment securities (excluding short-term securities) were $313,134,169 and $350,879,250, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of December 31, 2004, liabilities of the Fund included the following:

          Payable to shareholders for redemptions                $4,556,032
          Payable to brokers for investments purchased            2,559,994
          Payable to the Adviser for management fees                273,804
          Due to custodian                                          200,675
          Payable to FMIfor administrative fees                      18,786
          Other liabilities                                          45,305

(6)  SOURCES OF NET ASSETS --

     As of December 31, 2004 the sources of net assets were as follows:

          Fund shares issued and outstanding                   $299,268,289
          Net unrealized appreciation on investments             35,129,649
          Accumulated net realized loss                          (7,329,909)
          Accumulated net investment loss                        (1,189,371)
                                                               ------------
                                                               $325,878,658
                                                               ------------
                                                               ------------

(7)  INCOME TAX INFORMATION --

     The following information for the Fund is presented on an income tax basis as of December 31, 2004:

                         GROSS               GROSS           NET UNREALIZED
       COST OF         UNREALIZED          UNREALIZED         APPRECIATION
     INVESTMENTS      APPRECIATION        DEPRECIATION       ON INVESTMENTS
     -----------      ------------        -------------      --------------
     $298,245,594      $49,124,795         $15,184,517         $33,940,278

  The following information for the Fund is presented on an income tax basis as of June 30, 2004:



                           GROSS                 GROSS             NET UNREALIZED        DISTRIBUTABLE      DISTRIBUTABLE
      COST OF            UNREALIZED            UNREALIZED           APPRECIATION           ORDINARY           LONG-TERM
    INVESTMENTS         APPRECIATION          DEPRECIATION         ON INVESTMENTS           INCOME          CAPITAL GAINS
    -----------         ------------          ------------         --------------           ------          -------------
    $332,181,527        $40,228,957            $32,186,998           $8,041,959              $ --                $ --


  The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and for mark to market for Passive Foreign Investment Companies ("PFICs").The tax components of dividends paid during the years ended June 30, 2004 and 2003, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations, (expiring in 2011), as of June 30, 2004, and tax basis post-October losses as of June 30, 2004, which are not recognized for tax purposes until the first day of the following fiscal year are:


                                 JUNE 30, 2004                                                    JUNE 30, 2003
   ----------------------------------------------------------------------------         ---------------------------------
      ORDINARY             LONG -TERM          NET CAPITAL                                 ORDINARY           LONG-TERM
       INCOME             CAPITAL GAINS            LOSS            POST-OCTOBER             INCOME          CAPITAL GAINS
   DISTRIBUTIONS          DISTRIBUTIONS         CARRYOVERS            LOSSES            DISTRIBUTIONS       DISTRIBUTIONS
   -------------          -------------         ----------            ------            -------------       -------------
       $  --                  $  --             $8,943,326             $  --                $  --               $  --


  The Fund has utilized $14,631,388 of its post-October losses from the prior year to decrease current year net capital gains.

  The Fund has also utilized $11,975,664 of its capital loss carryovers during the year ended June 30, 2004.

  Since there were no ordinary distributions paid for the year ended June 30, 2004, there were no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003.

(8)  OTHER --

     On June 22, 2004 the Securities and Exchange Commission filed a civil action in the United States District Court for the Eastern District of Pennsylvania against, among others, the Fund's investment adviser, Landis Associates LLC, and its principal, Michael L. Hershey, the President of the Fund and a member of the Fund's Board of Trustees. The complaint in the civil action alleges that Mr. Hershey and Landis Associates LLC violated certain federal securities laws by breaching their fiduciary duty to a wealthy private client in connection with investments made by the client in a private company between 1998 and 2001. The complaint seeks an injunction against Mr. Hershey and Landis Associates LLC for violating the federal securities laws it alleges were violated in connection with such private client's investments.

     The allegations raised in the complaint do not involve the Fund nor the type of investments which the Fund makes. If the court issues the injunction requested by the Securities and Exchange Commission, Landis Associates LLC would no longer be eligible to serve as the Fund's investment adviser and Mr. Hershey would no longer be eligible to serve as an officer or trustee of the Fund. Landis Associates LLC and Mr. Hershey have advised the Fund that they deny all allegations of wrongdoing, intend to vigorously contest the allegations raised by the Securities and Exchange Commission and believe they will be successful in their defense.

                                BOARD OF TRUSTEES

      HOWARD E. COSGROVE                          ROBERT J. FAHEY, JR.
     Chairman, NRG Energy                       Executive Vice President
Retired Chairman, Conectiv, Inc.                    CB Richard Ellis
     Wilmington, Delaware                       Investment Properties -
                                                  Institutional Group
                                               Philadelphia, Pennsylvania

      MICHAEL L. HERSHEY                             JOHN H. REMER
          Chairman,                                     Retired
    Landis Associates LLC                     Kennett Square, Pennsylvania
 Kennett Square, Pennsylvania

      U.S. BANCORP FUND                        PRICEWATERHOUSECOOPERS LLP
        SERVICES, LLC                            Independent Registered
      Transfer Agent and                         Public Accounting Firm
  Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

       U.S. BANK, N.A.                             FOLEY & LARDNER LLP
          Custodian                                  Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                                 (610-925-0400)

                              WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (866) 880-0032 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the twelve month period ending June 30, 2004 is available on the Fund's website at http://www.henlopenfund.com or the website of the Commission. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarter of each fiscal year on Form N-Q;
(ii) the Fund's Form N-Q is available on the Commission's website; and (iii) the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.


ITEM 6. SCHEDULE OF  INVESTMENTS.
---------------------------------

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES
-------------------------------

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

None


ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The disclosure controls and procedures of The Henlopen Fund are periodically evaluated. As of February 10, 2005, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b) The internal controls of The Henlopen Fund are periodically evaluated. Since, February 10, 2005, the date of the last evaluation, there have been no significant changes in The Henlopen Fund's internal controls or in other factors that could have had a significant effect on such controls. There have also been no significant deficiencies or material weaknesses identified since the last evaluation that required any corrective action.


ITEM 11. EXHIBITS.
------------------

(a)  Any code of ethics or amendment thereto.  Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.




SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     The Henlopen Fund
     -----------------
     Registrant

     By   /s/Michael L. Hershey
          -----------------------------------------------
          Michael L. Hershey, Principal Executive Officer


     Date February 10, 2005
          -----------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     The Henlopen Fund
     -----------------
     Registrant

     By   /s/Michael L. Hershey
          -----------------------------------------------
          Michael L. Hershey, Principal Financial Officer


     Date February 10, 2005
          -----------------